FAIR VALUE MEASUREMENTS (Schedule of Fair Value of Warrants Liability) (Details)	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of February 16, 2021 (initial measurement)	$ 0
Change in fair value	1,407,156
Fair value as of March 31, 2021	31,472,230
Private Placement
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of February 16, 2021 (initial measurement)	24,812,195
Change in fair value	893,643
Fair value as of March 31, 2021	25,705,838
Public
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of February 16, 2021 (initial measurement)	5,252,879
Change in fair value	513,514
Fair value as of March 31, 2021	5,766,392
Note Warrant
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of February 16, 2021 (initial measurement)	30,065,074
Change in fair value	1,407,156
Fair value as of March 31, 2021	$ 31,472,230